Consolidated principles and methods (Details)		6 Months Ended
	May 18, 2022 shares	Jun. 30, 2022 subsidiary	Jun. 30, 2021
Disclosure of changes in accounting estimates [line items]
Number of subsidiaries | subsidiary		5
Closing foreign exchange rate		1.0387	1.1884
Average foreign exchange rate		1.0940	1.2057
Royalties agreement, period		6 years
Kepler Cheuvreux subscription agreement | BSA
Disclosure of changes in accounting estimates [line items]
Underwriting agreement, maximum number of shares issued (in shares) | shares	5,200,000
Underwriting agreement, maximum period	24 months